Equity	12 Months Ended
Mar. 31, 2024
Disclosure of Equity [Abstract]
Equity
16.	Equity

No of shares

	March 31, 2024	March 31, 2023
Issued as of April 01	182,835,369	182,742,369
Issued for cash	-	-
Issued for consideration other than cash	-	-
Exercise of share options	497,091	93,000
Issued as of March 31	183,332,460	182,835,369
Value (₹) (‘000)	1,833,325	1,828,354

In fiscal 2015, the authorized share capital of the Company was enhanced by an amount of ₹ 189,000.
Subsequently
the
authorized share capital
was
 increased to ₹ 2,040,000 divided into 204,000,000 Equity Shares, having a par value of
₹ 10 per share.
Subsequently
the
authorized share capital
was
increased to 750,000,000 Equity Shares, having a par value ₹ 10 per share
and
250,000,000 Preference Shares, having a par value ₹ 10 per share.
The holders of ordinary shares are entitled to receive dividends from time to time and are entitled to vote at meetings of the Group. All shares rank equally with regard to Group’s residual assets.

The directors have not recommended any dividend
for paid up Equity Share of ₹ 10 each for the year 2023-24 (2022-23: ₹ Nil)
.

Also refer
to
note 35 – Issue of share on private basis to existing promoter group and Note 27 – Share-based payment

16A.	Fully paid Compulsorily Convertible debentures:

	2024	2023

Compulsorily convertible Debentures issued to Kotak Special Securities Fund	4,000,000	2,000,000
Compulsorily convertible Debentures issued to Kotak Data Center Fund	4,800,000	-
	8,800,000	2,000,000

During the financial year 2021-22, Kotak Special Situations Fund (KSSF) subscribed to 2,00,00,000 (two crore) Series 1 Compulsorily Convertible Debentures
(“CCDs”)
with face value of ₹ 100 each amounting to ₹ 2,000 million ("series 1 CCD") and 1% of 2,00,00,000 (two crore) Series 2 Compulsorily Convertible Debentures (CCD) with face value of ₹ 100 each amounting to ₹ 20 millions

These CCD's carry a coupon rate of 6%
per annum
payable half-yearly. The CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio shall be decided based on the equity valuation of the next financial year following the financial year of drawdown of CCD money.

During the previous year 2022-23, the Company has valued the share price and fixed the conversion ratio in relation to series 1 CCDs subscribed by Kotak Special Situations Fund
(“KSSF”)
. Since the fixed-to-fixed test is satisfied as per IAS 32 the above CCDs are presented as Equity (
refer
to
note 19
)

During the previous year 2022-23, Kotak Special Situations Fund (KSSF) subscribed to additional 19,800,000 ( One Crore Ninety Eight lakhs) Series 2 Compulsorily Convertible Debentures (CCD) with face value of INR 100 each amounting to ₹ 1,980 million. Further, the Company has the option and right to require KSSF to acquire additional compulsory convertible debentures of the Company (“Additional CCDs”) in one or more tranches during FY 2023, FY 2024, FY 2025 or by October 1, 2026 for up to an aggregate subscription amount of ₹ 6,000 million. The CCDs are secured by secondary charge over identified movable assets of Data Center facility.

On July 20, 2023, SISL entered into an assignment letter with KSSF for the transfer of ₹ 6,000 million to Kotak Data Centre Fund (“KDCF”).

During the current financial year 2023-24, the Company has valued the share price and fixed the conversion ratio in relation to Series 2 CCDs subscribed by Kotak Special Situations Fund (KSSF) . Since the fixed to fixed test is satisfied as per Ind AS 32
,
the above CCDs are presented as Equity.

During the current financial year, Kotak Data Center Fund (
KDCF
) subscribed to 48,000,000 (Four crore and Eighty Lacs only) Series 4 Compulsorily Convertible Debentures (CCDs) with face value of INR 100 each amounting to ₹ 4,800 millions ("series 4 CCD") carrying a coupon rate of 6% p er annum
payable half-yearly. Since
Conversion ratio is fixed and
the fixed to fixed test is satisfied as per Ind AS 32 the above CCDs are presented as Equity.

The CCDs shall be fully, mandatorily and compulsorily converted into equity shares by March 31, 2033.

Share based payment reserve

Share based payment reserve represents the stock compensation expense recognized in the statement of changes in equity.

Share Premium

Share Premium used to record the premium on issue of shares. The reserve is utilized in accordance with the provisions of the Act

Other components of equity:

a) Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

b) Fair value reserve

The fair value reserve comprises the cumulative net change in the fair value of investments classified as at FVTOCI until the investments are derecognized or impaired.

c) Remeasurements of the net defined benefit liability/asset

Remeasurements of the net defined benefit liability/asset represent the cumulative actuarial gain / loss on account of Change in demographic assumptions, change in financial assumption and experience variance and remeasurement in return on plan assets, excluding amounts recognized in net interest expense/ income.